Fair Value Measurement- Quantitative Information about Level 3 Fair Value Measurements of Liabilities (Detail) (Fair Value, Measurements, Recurring, Level 3, USD $)
In Millions, unless otherwise specified
					12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Trading Liabilities Structured Foreign Exchange Swaptions Option Pricing Model		Dec. 31, 2013 Trading Liabilities Structured Foreign Exchange Swaptions Option Pricing Model Minimum	Dec. 31, 2013 Trading Liabilities Structured Foreign Exchange Swaptions Option Pricing Model Maximum	Dec. 31, 2013 Trading Liabilities Equity Options Option Pricing Model		Dec. 31, 2013 Trading Liabilities Equity Options Option Pricing Model Minimum	Dec. 31, 2013 Trading Liabilities Equity Options Option Pricing Model Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Correlation risk (percent)					0.00%	25.00%
Fair value of liabilities	$ 75	$ 224	$ 31	[1]			$ 44	[1]
Volatility (percent)					11.00%	17.00%			23.00%	29.00%

[1]	The option pricing model uses market inputs such as foreign currency exchange rates, interest rates and volatility to calculate the fair value of the option.